Net Loss Per Share (Details) - Schedule of Anti-Dilutive Shares - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect shares	1,508,565	144,790	1,551,131	19,181
Shares subject to outstanding stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect shares	11,379	14,286
Shares subject to outstanding warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect shares	1,495,001	121,539
Shares subject to unvested restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect shares	2,185	8,965